CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payments to acquire property, plant and equipment	$ 37,189	$ 43,656	$ 18,235
Related parties
Payments to acquire property, plant and equipment	$ 23,158	$ 6,343	$ 5,336